Stock Based Compensation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock Based Compensation (Textual)
Stock-based compensation	$ 151,150
Risk-free interest rate	1.77%
Volatility	60.00%
Dividend payout	$ 0
Stock Option [Member]
Stock Based Compensation (Textual)
Granted, shares	499,000	0
Stock-based compensation	$ 151,150	$ 0
Purchase of common stock	322,000	0
Unrecognized compensation cost	$ 302,301